American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2055 Portfolio
April 30, 2023

One Choice 2055 Portfolio - Schedule of Investments
APRIL 30, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 55.7%
Focused Dynamic Growth Fund G Class(2)	870,349	36,641,676
Focused Large Cap Value Fund G Class	9,286,728	92,588,679
Growth Fund G Class	1,303,389	55,654,695
Heritage Fund G Class(2)	2,070,921	46,968,498
Mid Cap Value Fund G Class	3,453,029	54,143,502
Small Cap Growth Fund G Class	614,643	11,751,975
Small Cap Value Fund G Class	1,269,521	11,616,116
Sustainable Equity Fund G Class	2,600,555	108,989,241
		418,354,382
International Equity Funds — 25.2%
Emerging Markets Fund G Class	4,358,201	43,712,753
Global Real Estate Fund G Class	1,578,996	18,395,298
International Growth Fund G Class(2)	4,257,795	51,859,940
International Small-Mid Cap Fund G Class	2,026,072	19,612,381
International Value Fund G Class	3,507,577	28,025,540
Non-U.S. Intrinsic Value Fund G Class	2,803,324	27,724,878
		189,330,790
Domestic Fixed Income Funds — 13.9%
Diversified Bond Fund G Class	7,621,245	72,096,976
High Income Fund G Class	2,154,501	17,860,811
Inflation-Adjusted Bond Fund G Class	1,306,109	14,249,649
		104,207,436
International Fixed Income Funds — 5.2%
Emerging Markets Debt Fund G Class	1,199,223	10,601,130
Global Bond Fund G Class	3,323,135	28,844,814
		39,445,944
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $703,300,031)		751,338,552
OTHER ASSETS AND LIABILITIES†		(122)
TOTAL NET ASSETS — 100.0%		$751,338,430

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$37,093	$5,637	$6,090	$2	$36,642	870	$(1,004)	—
Focused Large Cap Value Fund	88,546	14,631	11,379	791	92,589	9,287	(787)	$5,959
Growth Fund	55,106	8,155	8,661	1,055	55,655	1,303	(850)	1,410
Heritage Fund(3)	47,522	5,223	7,878	2,101	46,968	2,071	(915)	—
Mid Cap Value Fund	56,690	7,929	8,448	(2,028)	54,143	3,453	(294)	4,016
Small Cap Growth Fund	11,372	920	1,097	557	11,752	615	(295)	83
Small Cap Value Fund	12,097	1,851	1,160	(1,172)	11,616	1,270	146	430
Sustainable Equity Fund	69,615	44,195	7,026	2,205	108,989	2,601	228	1,417
Emerging Markets Fund	41,323	9,084	7,868	1,174	43,713	4,358	(2,710)	1,249
Global Real Estate Fund	17,746	2,847	862	(1,336)	18,395	1,579	(167)	151
International Growth Fund(3)	49,655	3,141	7,321	6,385	51,860	4,258	(1,547)	—
International Small-Mid Cap Fund	18,661	1,378	1,090	663	19,612	2,026	(428)	128
International Value Fund	25,004	3,573	3,685	3,134	28,026	3,508	(290)	883
Non-U.S. Intrinsic Value Fund	26,404	3,571	6,364	4,114	27,725	2,803	(476)	1,506
Diversified Bond Fund	66,678	19,159	12,937	(803)	72,097	7,621	(1,990)	1,965
High Income Fund	17,131	1,992	1,111	(151)	17,861	2,155	(167)	896
Inflation-Adjusted Bond Fund	13,615	2,045	265	(1,145)	14,250	1,306	(41)	703
Emerging Markets Debt Fund	9,956	870	479	254	10,601	1,199	(87)	393
Global Bond Fund	26,436	6,180	2,015	(1,756)	28,845	3,323	(303)	1,662
Equity Growth Fund	36,446	3,702	45,114	4,966	—	—	(9,161)	2,843
	$727,096	$146,083	$140,850	$19,010	$751,339	55,606	$(21,138)	$25,694
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.